Corporate Social Responsibility (CSR) expenditure (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 33,090	₨ 28,620
VIRRD Trust, Dwarakha Tirumala
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		10,000
Voluntary Health Services Hospital, Taramani
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	1,800	2,000
Raju Vegesna Foundation, Visakapatanam
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	24,390	13,220
Shree Anand Charitable Trust, Mumbai
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,500	2,500
Sri Hanuman Mani Education & Culture Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	800	500
Dr Ambedkar Yuvajana Sangham Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		₨ 400
CHILD (Project Sakthi)
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	800
Guided Fortune Samirti
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,500
Nayaki vidya mandir school
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 300